Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 71	¥ 69
Trading account assets	7,424	5,705
Investments	5,573	4,155
Loans	10,417	3,887
Other assets	2,291	2,786
Total	¥ 25,776	¥ 16,602